Share-based payments (Details 4) - DRL 2018 Plan [Member]	12 Months Ended
	Mar. 31, 2026 a ₨ / shares	Mar. 31, 2026 a ₨ / shares $ / shares	Mar. 31, 2026 Number a ₨ / shares	Mar. 31, 2026 a ₨ / shares	Mar. 31, 2026 a mo ₨ / shares	Mar. 31, 2025 a mo ₨ / shares	Mar. 31, 2025 a mo ₨ / shares $ / shares	Mar. 31, 2025 Number a mo ₨ / shares	Mar. 31, 2025 a mo ₨ / shares	Mar. 31, 2025 a mo ₨ / shares	Mar. 31, 2026 a $ / shares	Mar. 31, 2025 a mo $ / shares
Statements [Line Items]
Shares arising out of options, Outstanding at the beginning of the year			2,399,070	2,399,070				2,087,265
Shares arising out of options, Granted during the year | Number			915,763					706,670
Shares arising out of options, Expired/forfeited during the year | Number			(371,675)					(229,680)
Shares arising out of options, Exercised during the year | Number			(486,685)					(165,185)
Shares arising out of options, Outstanding at the end of the year				2,456,473				2,399,070	2,399,070
Shares arising out of options, Exercisable at the end of the year | a	536,635	536,635	536,635	536,635	536,635	366,420	366,420	366,420	366,420	366,420	536,635	366,420
Weighted average exercise price, Outstanding at the beginning of the year | (per share)	₨ 959.34						$ 832.8
Weighted average exercise price, Granted during the year | ₨ / shares	1,162					₨ 1,270
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares	1,093.04					956.89
Weighted average exercise price, Exercised during the year | ₨ / shares	750.23					692.69
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares	1,056.09					959.34
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 757.05	₨ 757.05	₨ 757.05	₨ 757.05	₨ 757.05	₨ 671.61	$ 671.61	₨ 671.61	₨ 671.61	₨ 671.61
Weighted average remaining useful life, Outstanding at the beginning of the year | mo					67					70
Weighted average remaining useful life, Granted during the year | mo					96					96
Weighted average remaining useful life, Outstanding at the end of the year				67						67
Weighted average remaining useful life, Exercisable at the end of the year	38	38	38	38	38	31	31	31	31	31	38	31
Bottom of range [member]
Statements [Line Items]
Range of exercise prices, Outstanding at the beginning of the year		₨ 521.4					$ 521.4
Range of exercise prices, Granted during the year							1,270
Range of exercise prices, Expired/forfeited during the year		521.4					521.4
Range of exercise prices, Exercised during the year		521.4					521.4
Range of exercise prices, Outstanding at the end of the year		521.4					521.4
Range of exercise prices, Exercisable at the end of the year											$ 521.4	$ 521.4
Top of range [member]
Statements [Line Items]
Range of exercise prices, Outstanding at the beginning of the year		1,274					1,102.8
Range of exercise prices, Granted during the year							1,274
Range of exercise prices, Expired/forfeited during the year		1,270					1,270
Range of exercise prices, Exercised during the year		1,060.2					1,060.2
Range of exercise prices, Outstanding at the end of the year		1,274					$ 1,274
Range of exercise prices, Exercisable at the end of the year											$ 1,274	$ 1,102.8
Middle Range One [Member]
Statements [Line Items]
Range of exercise prices, Granted during the year		₨ 1,162